Acquisition of Consumer Advances Portfolio (Details Textual) (CAD) In Thousands, unless otherwise specified	0 Months Ended
Jan. 31, 2012
Business Combinations [Abstract]
Total consideration	116,334
Gross contractual principal and income of acquired loan portfolio	319,906